Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of inventories [text block]
Note 11	Inventories

The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Raw material	10,694	7,287
Production supplies	31,007	26,064
Products-in-progress	487,830	457,563
Finished product	563,497	492,424
Total	1,093,028	983,338

As of December 31, 2020, and December 31, 2019, the Company held caliche stockpiles, solutions in solar ponds and intermediary salts amounting ThUS$ 422,535 and ThUS$ 393,600, respectively (including products in progress).

As of December 31, 2020, bulk inventories recognized within work in progress and finished goods were ThUS$ 108,909 and ThUS$ 176,561, respectively. As of December 31, 2019, bulk inventories recognized within work in progress and finished goods were ThUS$ 104,295 and ThUS$ 204,686, respectively. Bulk products in progress do not include ponds or stockpiles, but they do include intermediary salts on pads.

As of December 31, 2020, and 2019, inventory allowances recognized, amounted to ThUS$ 80,930 and ThUS$ 88,174, respectively. For finished and in-process products, recognized allowances include the provision associated with the lower value of stock (considers lower realizable value, uncertain future use, reprocessing costs of off-specification products, etc.), provision for inventory differences and the provision for potential errors in the determination of inventories (e.g., errors in topography, grade, moisture, etc.), (see Note 3.13).

For raw materials, supplies, materials and parts, the lower value provision was associated to the proportion of defective materials and potential differences.

The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Raw material and supplies for production	1,934	2,488
Products-in-progress	66,122	71,468
Finished product	12,874	14,218
Total	80,930	88,174

The Company has not pledged inventory as collateral for the periods indicated above.

As of December 31, 2020, and December 31, 2019, movements in provisions are detailed as follows:

Conciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Beginning balance	88,174	105,282	96,284
Increase in Lower Value (1)	(5,404)	(6,987)	7,845
Additional Provision Differences of Inventory (2)	(704)	(123)	3,176
Increase / Decrease eventual differences and others (3)	1,244	(6,262)	2,436
Provision Used	(2,380)	(3,736)	(4,459)
Total changes	(7,244)	(17,108)	8,998
Final balance	80,930	88,174	105,282

(1)	There are three types of Lower Value Provisions: (a) Economic Realizable Lower Value, (b) Potential Inventory with Uncertain Future Use and (c) Reprocessing Costs of Off-Specification Products.
(2)	Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process.
(3)	This algorithm corresponds to the provision of diverse percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous results, as is the case with provisions relating to Commercial Offices.